Other Receivables - Schedule of Prepayments (Details) - AED (د.إ)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Prepayments [Abstract]
1 – Prepaid Rent:	د.إ 189,780	د.إ 84,728
2 – Prepaid Medical Insurance:	146,138	32,939
3 – Prepaid Rent Services Charge:	31,702	95,107
5 – Prepaid Subscriptions:	68,155	د.إ 49,927
4 – Prepaid Equipment Rental:	3,539
6 – Prepaid Equipment Insurance:	د.إ 6,673